Property and Equipment, Net	12 Months Ended
Dec. 31, 2022
Property and Equipment, Net
Property and Equipment, Net

8.Property and Equipment, Net

Property and equipment, net, consist of the following:

	December 31, 2022	December 31, 2021
Furniture and office equipment	57,867,896	44,636,186
Kitchen equipment	199,362,443	151,405,306
Software	56,181,672	30,171,796
Leasehold improvements	602,788,920	408,353,529
Construction in progress	22,971,178	15,747,154
Property and equipment, gross	939,172,109	650,313,971
Less: accumulated depreciation	(214,000,566)	(96,298,740)
Less: accumulated impairment loss	(5,135,573)	—
Property and equipment, net	720,035,970	554,015,231

Depreciation and amortization related to property and equipment was RMB124,083,503, RMB67,512,655, and RMB23,702,255 for the years ended December 31, 2022, 2021 and 2020, respectively.

Impairment loss was RMB7,222,765, RMB1,001,880 and nil for the years ended December 31, 2022, 2021 and 2020.